Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$

Trademarks	68,310	(29,601)	38,709	6,239
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,870)	—	—
Licensing agreements	2,352	(1,661)	691	111

	108,582	(69,182)	39,400	6,350

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB

Trademarks	68,310	(25,047)	43,263
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,870	(1,714)	156
Licensing agreements	2,266	(324)	1,942

	108,496	(63,135)	45,361

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 1.75 to 15 years. Amortization expense was RMB10,203, RMB6,250 and RMB6,053 (US$976) for the years ended December 31, 2012, 2013 and 2014, respectively.

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2015	2016	2017	2018	2019
	RMB	RMB	RMB	RMB	RMB

Trademarks	4,554	4,554	4,554	4,554	4,554
Licensing agreements	691	—	—	—	—

	5,245	4,554	4,554	4,554	4,554